Taxes - Schedule of Deferred Tax (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Deferred tax assets:
Provision for credit losses	$ 13,380	$ 1,722	$ 157	$ 20	$ 64,989
Depreciation			15,896	2,031	16,809
Total deferred tax assets	28,841	3,712	16,053	2,051	81,798
Deferred tax liabilities:
Total deferred tax liabilities
Deferred tax (liabilities) assets, net	$ 28,841	$ 3,712	$ 16,053	$ 2,051	$ 81,798